Real Estate - Schedule of Activity in Real Estate Facilities (Detail) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Real estate facilities
Real estate facilities, beginning balance		$ 1,924,746,372	$ 1,887,205,645	$ 1,593,623,628
Facility acquisitions			23,696,536	298,341,568	$ 371,507,610
Other facility acquisitions				69,981,850	15,689,143
Impact of foreign exchange rate changes and other		(4,602,000)	4,342,673	(12,984,154)
Improvements and additions		7,514,000	9,501,518	8,224,603
Casualty loss	[1]	(6,541,000)
Acquisitions		53,080,000	23,696,536
Real estate facilities, ending balance		1,974,197,000	1,924,746,372	1,887,205,645	1,593,623,628
Accumulated depreciation
Accumulated depreciation, beginning balance		(255,844,284)	(202,682,688)	(155,926,875)	(115,903,045)
Casualty loss	[1]	1,913,000
Depreciation expense		(40,189,000)	(52,619,881)	(48,400,073)	(40,158,233)
Impact of foreign exchange rate changes and other		602,000	(541,715)	1,644,260
Accumulated depreciation, ending balance		$ (293,518,000)	$ (255,844,284)	(202,682,688)	$ (155,926,875)
SSGT II Merger Agreement
Real estate facilities
Facility acquisitions				$ 228,359,718

[1]	Hurricane Helene caused record flooding in late September 2024 in Asheville, North Carolina. One of our 14 wholly-owned properties in this market was severely flooded. As a result of the storm event, flooding and related damage, we recorded a net casualty loss related to this property of approximately $4.6 million during the three and nine months ended September 30, 2024, to write-off the carrying value. We expect to rebuild and therefore we believe it is probable that we will receive insurance proceeds to offset the casualty loss and have recorded a receivable related to our pending insurance claims. Consequently the casualty loss was completely offset in our consolidated statements of operations by such recovery. Any amount of insurance recovery related to the property damage in excess of the casualty loss incurred is considered a gain contingency, and will be recognized upon final settlement of the claims.